Interest expense (Tables)	12 Months Ended
Dec. 31, 2013
Interest Expense [Abstract]
Schedule of Debt

	Year ended December 31
(In US$ millions)	2013	2012	2011
Gross interest expense	540	416	368
Capitalized interest	(95)	(76)	(73)
Net interest expense	445	340	295